Expense Example, No Redemption - Ashmore Emerging Markets Short Duration Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	68	240	427	967	317	541	783	1,478	170	554	963	2,105